UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 198014111

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2017

Date of reporting period: 02/28/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the IPS Strategic Capital Absolute Return Fund, a series of the WP Trust (the “registrant”), for the period ended February 28, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IPS Strategic Capital Absolute Return Fund
Institutional Class Shares (Ticker Symbol: IPSAX)

A series of the
WP Trust

ANNUAL REPORT

February 28, 2017

Investment Adviser

IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd., Suite 540
Denver, CO 80226

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	3
SCHEDULE OF INVESTMENTS	5
SCHEDULE OF PURCHASED OPTIONS	6
SCHEDULE OF WRITTEN OPTIONS	7
STATEMENT OF ASSETS AND LIABILITIES	8
STATEMENT OF OPERATIONS	9
STATEMENTS OF CHANGES IN NET ASSETS	10
FINANCIAL HIGHLIGHTS	11
NOTES TO FINANCIAL STATEMENTS	12
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
ADDITIONAL INFORMATION	21
INFORMATION ABOUT YOUR FUND’S EXPENSES	24

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
LETTER TO SHAREHOLDERS
February 28, 2017 (Unaudited)

Dear Shareholders,

I am extremely excited about the future of the IPS Strategic Capital Absolute Return Fund (“IPSAX”, or the “Fund”). The Fund’s first year has been a pivotal period for IPS Strategic Capital as we continue to optimize and improve our risk management model. We added a second layer of protection, switching from using VIX call ladders to hedge downside risk, which only provided a one-dimensional volatility hedge, to using S&P 500 puts, which not only gives us a volatility hedge, but also a directional hedge (negative delta). This left-tail improvement reinforces our commitment to providing downside market protection while still maintaining a strong upside capture ratio.

Although the rebalancing of the portfolio using S&P 500 puts instead of VIX calls gave us a more mathematically defined hedge, this adjustment also initially resulted in the portfolio holding over $1 million of volatility (“vega”) on a daily basis, which proved to be excessive. This over-weighting of volatility had an adverse effect on the Fund as volatility got crushed towards the end of the period.

It is important to keep in mind that an options portfolio is affected not just by movement but by movement, volatility, and time. Balancing these three parameters is important in optimizing downside protection and upside return. Once we fine-tuned the balance of our volatility against time and direction, we were back on track, and I am extremely pleased to report that coming into the last two months of our fiscal year, the Fund was up 3.39%(a) while the S&P 500 Total Return Index (“S&P 500”)(b) was up 5.94%, which is in line with our targeted up and downside capture ratios. During the period since inception from April 15, 2016 through February 28, 2017, the Fund returned 4.51%(a) versus 15.75% for the S&P 500.

IPS Strategic Capital has dedicated its work over these many years to delivering downside hedge protection that is not based on market views, quantitative, or technical analysis. Our main focus has always been, and always will be, to position the portfolio to deliver structural asymmetry, i.e. a higher upside capture ratio than downside capture ratio.

If I have learned anything in my 35 years as a financial professional, it is that markets are unpredictable and traditional modeling through portfolio diversification is fatally flawed. Traditional modeling is based on predicting correlation, volatility, and expected returns. Inherently, because these parameters change on a daily basis, the input that goes into traditional modeling creates bad outputs and flawed diversification models for the future. In contrast to this flawed approach, through the use of exchange-traded index options, which provide a defined risk-management tool, we are able to create structural asymmetry as we work to build a model today that will define our risk for tomorrow.

As we are currently experiencing one of the longest bull markets in history, the prudence of our holding long puts every day is ever more apparent. Bull markets inevitably end, and we have the peace of mind of knowing that no matter what the future holds or what market events may happen, we are always wearing seatbelts. I wouldn’t get in my car without seatbelts, and I surely wouldn’t invest my life savings or my clients’ life savings without seatbelts.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
LETTER TO SHAREHOLDERS
February 28, 2017 (Unaudited) (continued)

Thank you for the privilege of serving you and your families.

Best regards,

Dominick Paoloni, CIMA®
CIO & Founder
Portfolio Manager, IPSAX
Adjunct Professor, University of Denver

(a)
The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b)
The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total.

Allocation of Portfolio Holdings (% of Investments)

Short-Term Investments 91.61%
Call Options 4.90%
Put Options 3.49%
Exchange-Traded Funds 0.00%

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2017 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Purchased Options and Schedule of Written Options.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

Returns as of February 28, 2017	Since Inception of April 15, 2016 through February 28, 2017(1)
IPS Strategic Capital Absolute Return Fund Institutional Class shares	4.51%
S&P 500 Total Return Index	15.75%

(1)	Aggregate total return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the IPS Strategic Capital Absolute Return Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the IPS Strategic Capital Absolute Return Fund, which will generally not invest in all the securities comprising the index.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
February 28, 2017	ANNUAL REPORT

EXCHANGE TRADED FUNDS - 0.00%	Shares	Fair Value
SPDR S&P 500 ETF Trust	1	$236
TOTAL EXCHANGE TRADED FUNDS (Cost $209)		236

OPTIONS PURCHASED (Cost $8,203,534) - 9.04% (b)		8,174,450

SHORT-TERM INVESTMENTS - 94.87%
Federated Government Obligations Fund - Institutional Shares, 0.46% (a) (c) (e)	85,752,567	85,752,567
TOTAL SHORT-TERM INVESTMENTS (Cost $85,752,567)		85,752,567

TOTAL INVESTMENTS (Cost $93,956,310) – 103.91%		$93,927,253

OPTIONS WRITTEN (Proceeds $378,150) - (0.36)% (d)		(322,830)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.55)%		(3,213,662)

NET ASSETS - 100%		$90,390,761

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at February 28, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.
(e)	A copy of the Federated Government Obligations Fund - Institutional Shares annual report can be found at http://www.federatedinvestors.com.

The accompanying notes are an integral part of these financial statements.

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2017	ANNUAL REPORT

OPTIONS PURCHASED - 9.04%

CALL OPTIONS PURCHASED - 5.30%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,390.00	3/6/2017	100	$25,000
CBOE S&P 500 Index	$2,405.00	3/6/2017	100	7,000
CBOE S&P 500 Index	$2,405.00	3/8/2017	100	14,500
CBOE S&P 500 Index	$2,425.00	3/8/2017	100	5,000
CBOE S&P 500 Index	$2,410.00	3/10/2017	100	16,500
CBOE S&P 500 Index	$2,430.00	3/10/2017	100	5,500
CBOE S&P 500 Index	$2,415.00	3/13/2017	100	15,500
CBOE S&P 500 Index [2]	$2,435.00	3/13/2017	100	6,250
CBOE S&P 500 Index	$2,415.00	3/15/2017	100	33,000
CBOE S&P 500 Index	$2,445.00	3/15/2017	100	8,800
CBOE S&P 500 Index	$2,420.00	3/17/2017	100	34,000
CBOE S&P 500 Index	$2,450.00	3/17/2017	100	10,000
CBOE S&P 500 Index	$2,250.00	3/31/2017	380	4,601,800
CBOE SPX Volatility Index	$15.00	3/22/2017	100	7,200
CBOE SPX Volatility Index	$25.00	3/22/2017	100	1,100
TOTAL CALL OPTIONS PURCHASED (Cost $4,817,629)				4,791,150

PUT OPTIONS PURCHASED - 3.74%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,275.00	3/3/2017	200	10,000
CBOE S&P 500 Index	$2,325.00	3/3/2017	200	34,800
CBOE S&P 500 Index	$2,075.00	1/19/2018	607	3,338,500
TOTAL PUT OPTIONS PURCHASED (Cost $3,385,905)				3,383,300

TOTAL OPTIONS PURCHASED (Cost $8,203,534)				$8,174,450

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.
[2]
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and descriptions of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF WRITTEN OPTIONS
February 28, 2017	ANNUAL REPORT

OPTIONS WRITTEN - 0.36%

CALL OPTIONS WRITTEN - 0.23%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,400.00	3/6/2017	200	$24,000
CBOE S&P 500 Index	$2,415.00	3/6/2017	200	7,000
CBOE S&P 500 Index	$2,415.00	3/8/2017	200	14,000
CBOE S&P 500 Index [2]	$2,435.00	3/8/2017	200	7,000
CBOE S&P 500 Index	$2,420.00	3/10/2017	200	20,000
CBOE S&P 500 Index	$2,440.00	3/10/2017	200	6,000
CBOE S&P 500 Index	$2,425.00	3/13/2017	200	20,000
CBOE S&P 500 Index	$2,445.00	3/13/2017	200	6,600
CBOE S&P 500 Index	$2,430.00	3/15/2017	200	36,000
CBOE S&P 500 Index	$2,460.00	3/15/2017	200	10,600
CBOE S&P 500 Index	$2,435.00	3/17/2017	200	37,200
CBOE S&P 500 Index	$2,465.00	3/17/2017	200	13,000
CBOE SPX Volatility Index	$20.00	3/22/2017	200	5,400
TOTAL CALL OPTIONS WRITTEN (Proceeds $226,678)				206,800

PUT OPTIONS WRITTEN - 0.13%
CBOE S&P 500 Index	$2,340.00	3/1/2017	45	4,500
CBOE S&P 500 Index	$2,345.00	3/1/2017	471	63,585
CBOE S&P 500 Index	$2,350.00	3/1/2017	63	13,860
CBOE S&P 500 Index	$2,300.00	3/3/2017	401	34,085
TOTAL PUT OPTIONS WRITTEN (Proceeds $151,472)				116,030

TOTAL OPTIONS WRITTEN (Proceeds $378,150)				$322,830

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.
[2]
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and descriptions of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017	ANNUAL REPORT

Assets:
Investments, at value (identified cost $93,956,310)	$93,927,253
Receivables:
Interest	30,032
Investment securities sold	2,947,839
Fund shares sold	571
Prepaid expenses	10,274
Total assets	96,915,969

Liabilities:
Options written, at value (identified proceeds $378,150)	322,830
Payables:
Investment securities purchased	3,323,079
Due to advisor	68,492
Due to administrator	20,005
Due to broker	2,608,812
Brokerage commissions payable	152,007
Accrued Trustee fees	1,650
Accrued expenses	28,333
Total liabilities	6,525,208
Net Assets	$90,390,761

Sources of Net Assets:
Paid-in capital	$87,210,981
Accumulated undistributed net realized gain on investments	3,153,516
Net unrealized appreciation on investments and options written	26,264
Total Net Assets (Unlimited shares of beneficial interest authorized)	$90,390,761

Institutional Class Shares:
Net assets applicable to 8,708,274 shares outstanding	$90,390,761
Net Asset Value, Offering and Redemption Price Per Share	$10.38

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS

February 28, 2017	ANNUAL REPORT

For the
Period Ended
February 28, 2017 (a)

Investment income:
Dividends	$3
Interest	212,144
Total investment income	212,147

Expenses:
Management fees (Note 6)	768,280
Accounting and transfer agent fees and expenses	214,897
Interest expense	47,912
Portfolio software fees	45,934
Legal fees	22,980
Audit fees	19,750
Trustee fees and expenses	13,796
Custodian fees	12,728
Miscellaneous	8,186
Registration and filing fees	7,862
Pricing fees	1,780
Insurance	1,005
Reports to shareholders	300
Total expenses	1,165,410

Net investment loss	(953,263)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	-
Securities sold short	(56,640)
Options purchased	(11,865,909)
Options written	16,655,549
Net realized gain on investments	4,733,000

Net change in unrealized appreciation (depreciation) on:
Investments	28
Options purchased	(29,084)
Options written	55,320
Net change in unrealized appreciation	26,264

Net gain on investments	4,759,264

Net increase in net assets resulting from operations	$3,806,001

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

February 28, 2017	ANNUAL REPORT

For the
Period Ended
February 28, 2017 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(953,263)
Net realized gain on investments, securities sold short and options	4,733,000
Net change in unrealized appreciation on investments and options	26,264
Net increase in net assets resulting from operations	3,806,001

Distributions to shareholders from:
Net realized capital gains - Institutional Class	(626,221)
Total distributions	(626,221)

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	87,210,981

Increase in net assets	90,390,761

Net Assets:
Beginning of period	-

End of period	$90,390,761
Accumulated net investment loss	$-

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, income and expense ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the
	Period Ended
	February 28, 2017 (a)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.11)
Net realized and unrealized gain on investments, securities sold short and options	0.56
Total from investment operations	0.45

Distributions:
From net realized capital gains	(0.07)
Total distributions	(0.07)

Net Asset Value, End of Period	$10.38

Total Return (b)	4.51%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$90,391

Ratios of expenses to average net assets: (d) (f)	1.52%	(e)

Ratios of net investment loss to average net assets: (d) (f)	(1.24)%	(e)

Portfolio turnover rate	0.00%	(c)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios include 0.06% of interest expense during the period ended February 28, 2017.
(e)	Annualized.
(f)	Ratios do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)         Options – selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

c)         Exchange-Traded Funds and Money Market Funds – The Fund may invest in Exchange Traded Funds (“ETFs”) and money market mutual funds ("MM Funds"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs and MM Funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

From time to time, the Fund may invest greater than 25% of its net assets in one security. As of February 28, 2017, the Federated Government Obligations Fund represented 94.87% of the Fund's net assets. Additional Information for this security, including the financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)         Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

e)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period ended February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period from April 15, 2016 (commencement of operations) through February 28, 2017, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period from April 15, 2016 (commencement of operations) through February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

g)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)         Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

2.	SECURITIES VALUATIONS (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will typically be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2017.

IPS Strategic Capital Absolute Return Fund
Financial and Derivative Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$236	$-	$-	$236
Call Options Purchased	4,784,900	6,250	-	4,791,150
Put Options Purchased	3,383,300	-	-	3,383,300
Short-Term Investments	85,752,567	-	-	85,752,567
Total Assets	$93,921,003	$6,250	$-	$93,927,253
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$199,800	$7,000	$-	$206,800
Put Options Written	116,030	-	-	116,030
Total Liabilities	$315,830	$7,000	$-	$322,830

(1)
As of and during the period ended February 28, 2017, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	The ETF held in the Fund is a level 1 security. Please refer to the Schedule of Investments for the ETF’s investment type.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any level during the period of April 15, 2016 (commencement of operations) through February 28, 2017.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

3.	DERIVATIVES TRANSACTIONS

As of February 28, 2017, portfolio securities valued at $51,355,555 were held in escrow by the custodian as collateral for options written by the Fund.

Transactions in options written during the period of April 15, 2016 (commencement of operations) through February 28, 2017 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	39,090	31,061,056
Options covered	(20,202)	(26,952,384)
Options exercised	(560)	(156,200)
Options expired	(15,728)	(3,725,794)
Options outstanding at end of period	2,600	$226,678

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	92,395	33,384,793
Options covered	(59,953)	(26,415,188)
Options exercised	(1,902)	(640,771)
Options expired	(29,560)	(6,177,362)
Options outstanding at end of period	980	$151,472

*	One option contract is equivalent to one hundred units of the underlying index.

As of February 28, 2017, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$4,791,150	$4,791,150
Put options purchased	Investments, at value	3,383,300	3,383,300
Total Assets		$8,174,450	$8,174,450

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$206,800	$206,800
Put options written	Options written, at value	116,030	116,030
Total Liabilities		$322,830	$322,830

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period of April 15, 2016 (commencement of operations) through February 28, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(26,479)	$(26,479)
Put options purchased	Options purchased	(2,605)	(2,605)
Call options written	Options written	19,878	19,878
Put option written	Options written	35,442	35,442
		$26,236	$26,236

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(2,110,400)	$(2,110,400)
Put options purchased	Options purchased	(9,755,509)	(9,755,509)
Call options written	Options written	4,441,749	4,441,749
Put option written	Options written	12,213,800	12,213,800
		$4,789,640	$4,789,640

For the period of April 15, 2016 (commencement of operations) through February 28, 2017, the total amount of all purchased call and put options, as presented in the Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period. There were 64,712 option contracts purchased during the period.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of February 28, 2017.

Assets:			Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$8,174,450	(1)	$-	$8,174,450	(1)	$(322,830	)(2)	$-	$7,851,620
Total	$8,174,450	(1)	$-	$8,174,450	(1)	$(322,830	)(2)	$-	$7,851,620

Liabilities:			Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$322,830	(3)	$-	$322,830	(3)	$322,830	(2)	$-	$-
Total	$322,830	(3)	$-	$322,830	(3)	$322,830	(2)	$-	$-

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period of April 15, 2016 (commencement of operations) through February 28, 2017, were as follows:

IPS Strategic Capital Absolute Return Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	10,460,174	(1,795,814)	43,914	8,708,274
Value	$104,976,028	$(18,207,259)	$442,212	$87,210,981

5.	INVESTMENT TRANSACTIONS

For the period of April 15, 2016 (commencement of operations) through February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 209	$ -

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the period of April 15, 2016 (commencement of operations) through February 28, 2017, the Adviser earned $768,280 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period of April 15, 2016 (commencement of operations) through February 28, 2017, M3Sixty earned $214,897, including out of pocket expenses with $20,005 remaining payable at February 28, 2017.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 93,927,225	$ 28	$ -	$ 28

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to mark-to-market on 1256 contracts.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2017 was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Total Distributable Earnings
$ 28	$ 970,451	$ 2,209,301	$ -	$ 3,179,780

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable mark-to-market on 1256 contracts.

As of February 28, 2017, the Funds had no capital loss carryforwards available for federal income tax purposes.

In accordance with GAAP, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of ordinary losses used to reduce short-term capital gains. As of February 28, 2017, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Undistributed (Accumulated) Net Investment Loss	Undistributed (Accumulated) Net Realized Gain	Paid-in Capital
$ 953,263	$ (953,263)	$ -

During the period ended February 28, 2017, the Fund distributed $626,221 of long-term capital gains.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced Matrix Capital Group, Inc. as Distributor to the Fund effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the December 21, 2016 meeting of the Board of Trustees and became effective March 3, 2017.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IPS Strategic Capital Absolute Return Fund and
Board of Trustees of WP Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, purchased options, and written options, of IPS Strategic Capital Absolute Return Fund (the “Fund”), a series of WP Trust, as of February 28, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period April 15, 2016 (commencement of operations) through February 28, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers or counterparties were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IPS Strategic Capital Absolute Return Fund as of February 28, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period April 15, 2016 (commencement of operations) through February 28, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 1, 2017

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
February 28, 2017 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $626,221 of long-term capital gains during the period of April 15, 2016 (commencement of operations) through February 28, 2017.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
February 28, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the annual report provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB : 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present)	Four	Director, Philadelphia Fund (1989-2010) Eagle Growth Shares, Inc. (1989-2009)
Ronald F. Rohe YOB : 1943	Trustee	Since 2015	Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to present)	Four	None
Michael G. Rogan YOB : 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present)	Four	None
Interested Trustees*
Charles S. Stoll YOB : 1955	President, Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present)	Four	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Cooperative Threat Reduction Support Center, Culmen International, LLC (government services) (2010 to present)	Four	None
Officers
Andràs P. Teleki YOB : 1971	Chief Compliance Officer and Secretary	Since 2016
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates, (2009-2015).
				N/A	N/A

*
Mr. Stoll is an Interested Trustee because he is a managing member of Winning Points Advisers, LLC, the investment adviser to three funds in the Trust. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of Winning Points Advisers, LLC, the investment adviser to three funds in the Trust.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
February 28, 2017 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers (continued)
Larry Beaver YOB: 1969	Treasurer	Since 2015	Director of Fund Accounting & Administration; M3Sixty Administration, LLC (2005 to present).	N/A	N/A
Brandon Byrd YOB: 1981	Assistant Secretary and Assistant Treasurer	Since 2015
Chief Operating Officer, M3Sixty Administration LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).
				N/A	N/A
Ted Akins YOB: 1974	Assistant Treasurer	Since 2015	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012 – present); Senior Client Service Advisor, Boston Financial Data Services, (1999 – 2012).	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc. (the Funds’ principal underwriter prior to March 3, 2017), Matrix 360 Distributors, LLC (the Funds’ principal underwriter effective March 3, 2017) and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Fund’s period of April 15, 2016 (commencement of operations) through February 28, 2017 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 3,300	None	None	$ 3,300
Ronald F. Rohe	$ 3,300	None	None	$ 3,300
Michael G. Rogan	$ 3,300	None	None	$ 3,300
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.
[2]	Figures are for the period ended February 28, 2017.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund
Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Six Month Period ended 02/28/17

	Beginning Account Value (09/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (2/28/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-0.84%)	$1,000.00	1.54%	$ 991.60	$7.60
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	1.54%	$1,017.20	$7.70

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 15, 2016 for the Fund were as follows:
IPS Strategic Capital Absolute Return Fund Institutional Class shares	1.38%

The total annual fund operating expense ratio during the period ended February 28, 2017 was 1.63% for the IPS Strategic Capital Absolute Return Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during period ended February 28, 2017.

WP TRUST
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd.
Suite 540
Denver, CO 80226

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix 360 Distributors, LLC
4520 Main Street
Suite 1425
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Ronald F. Rohe serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,000 with respect to the registrant’s fiscal year ended February 28, 2017, the first fiscal year of operations for the IPS Strategic Capital Absolute Return Fund.

(b)
Audit-Related Fees.  There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 with respect to the registrant’s fiscal year ended February 28, 2017, the first fiscal year of operations for the IPS Strategic Capital Absolute Return Fund. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $1,750 for the fiscal year ended February 28, 2017, the first fiscal year of operations for the IPS Strategic Capital Absolute Return Fund. The fees were for the review of the semi-annual report.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the fiscal year ended February 28, 2017, the first fiscal year of operations for the IPS Strategic Capital Absolute Return Fund, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust
By: Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer,
Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer
Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: May 5, 2017